Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares [Member]		Additional Paid-In Capital [Member]	Retained Earnings (accumulated deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Equity Attributable to Stratasys Ltd. [Member]	Non-controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2013	$ 133		$ 2,412,197	$ 85,549	$ 1,908	$ 2,499,787		$ 2,499,787
Beginning Balance (in shares) at Dec. 31, 2013	49,211
Issuance of shares in connection with stock-based compensation plans	$ 2		7,904			7,906		7,906
Issuance of shares in connection with stock-based compensation plans (in shares)	558
Stock-based compensation			30,207			30,207		30,207
Issuance of shares and options for acquisitions	$ 4		117,841			117,845		117,845
Issuance of shares and options for acquisitions (in shares)	1,154
Non-controlling interests arising from acquisitions							519	519
Comprehensive loss				(119,420)	(5,555)	(124,975)	(50)	(125,025)
Ending Balance at Dec. 31, 2014	$ 139		2,568,149	(33,871)	(3,647)	2,530,770	469	2,531,239
Ending Balance (in shares) at Dec. 31, 2014	50,923
Issuance of shares in connection with stock-based compensation plans		[1]	2,871			2,871		2,871
Issuance of shares in connection with stock-based compensation plans (in shares)	260
Stock-based compensation			30,010			30,010		30,010
Tax deficit from stock-based compensation plans			(1,706)			(1,706)		(1,706)
Issuance of shares for settlements of obligations in connection with acquisitions and other related items	$ 2		8,433			8,435		8,435
Issuance of shares for settlements of obligations in connection with acquisitions and other related items (in shares)	899
Adjustment to redemption value of redeemable non-controlling interests			(1,800)			(1,800)		(1,800)
Comprehensive loss				(1,372,835)	(7,127)	(1,379,962)	(286)	(1,380,248)
Ending Balance at Dec. 31, 2015	$ 141		2,605,957	(1,406,706)	(10,774)	1,188,618	183	1,188,801
Ending Balance (in shares) at Dec. 31, 2015	52,082
Issuance of shares in connection with stock-based compensation plans	$ 1		1,185			1,186		1,186
Issuance of shares in connection with stock-based compensation plans (in shares)	301
Stock-based compensation			20,773			20,773		20,773
Issuance of shares for settlements of obligations in connection with acquisitions and other related items		[1]	5,214			5,214		5,214
Issuance of shares for settlements of obligations in connection with acquisitions and other related items (in shares)	256
Comprehensive loss				(77,219)	(2,705)	(79,924)	(52)	(79,976)
Ending Balance at Dec. 31, 2016	$ 142		$ 2,633,129	$ (1,483,925)	$ (13,479)	$ 1,135,867	$ 131	$ 1,135,998
Ending Balance (in shares) at Dec. 31, 2016	52,639

[1]	Represents an amount less than 0.5 thousand